Consolidated Statement of Financial Position	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Current assets
Cash and cash equivalents	$ 24,522	$ 399,224
Trade and other receivables	183,005	345,291
Inventories		95,201
Prepayments and other assets	95,700	151,258
Total current assets	303,227	990,974
Fixed assets	16,642
Borrowings	1,759,447	2,471,619
Right-of-use assets		10,001
Employee benefits provisions	20,018
Intangible assets	20,437,958	21,493,661
Total non-current liabilities	1,779,465	2,471,619
Total non-current assets	20,454,600	21,503,662
Total assets	20,757,827	22,494,636
Current liabilities
Trade and other payables	1,558,186	1,184,404
Deferred revenue	125,359	85,359
Borrowings	2,084,152	5,086
Lease liabilities		11,896
Employee benefits provisions	98,368	77,780
Total current liabilities	3,866,065	1,364,525
Non-current liabilities
Fixed assets	16,642
Borrowings	1,759,447	2,471,619
Right-of-use assets		10,001
Employee benefits provisions	20,018
Intangible assets	20,437,958	21,493,661
Total non-current liabilities	1,779,465	2,471,619
Total non-current assets	20,454,600	21,503,662
Total liabilities	5,645,530	3,836,144
Net assets	15,112,297	18,658,492
Equity
Issued capital	26,608,227	26,608,227
Accumulated losses	(11,495,930)	(7,949,735)
Total equity	$ 15,112,297	$ 18,658,492